Subsequent Events (Details) ¥ in Thousands, $ in Thousands			1 Months Ended
	May 20, 2024 CNY (¥)	May 20, 2024 USD ($)	Jan. 31, 2026 CNY (¥)	Jan. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)
Related Party
Subsequent events
Aggregate principal amount							$ 77,159
Related Party | Unsecured debt
Subsequent events
Aggregate principal amount							$ 69,888	$ 20,528	$ 41,549
Subsequent events | Xingji Meizu | Related Party | Unsecured debt
Subsequent events
Aggregate principal amount					¥ 100,000	$ 14,326
Interest rate (in percent)					4.06%	4.06%
Dongjun Group
Subsequent events
Amount of cash consideration	¥ 23,500	$ 3,230
Dongjun Group | Subsequent events
Subsequent events
Amount of cash consideration			¥ 6,132	$ 878